CONFIDENTIAL TREATMENT REQUESTED

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:________
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: **Magnetar Financial LLC**
Address: **1603 Orrington Avenue**
13th Floor
Evanston, IL 60201

Form 13F File Number: 28-11800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: **Michael Turro**
Title: **Chief Compliance Officer**
Phone: **(847) 905-4690**

Signature, Place, and Date of Signing:

/s/ Michael Turro	Evanston, IL	November 13, 2006
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 15

Form 13F Information Table Value Total: $660,402
(thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

CONFIDENTIAL TREATMENT REQUESTED

MAGNETAR FINANCIAL LLC
FORM 13F
Quarter Ended September 30, 2006

NAME OF ISSUER	CLASS TITLE	CUSIP	VALUE (X$1,000)	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
ADVO INC	COM	007585102	$15,602	557,600	SH		SOLE		557,600		
CAMBIOR INC	COM	13201L103	$3,507	1,000,000	SH		SOLE		1,000,000		
DELTA & PINE LD CO	COM	247357106	$10,530	260,000	SH		SOLE		260,000		
FISHER SCIENTIFIC IN	COM NEW	338032204	$23,668	302,500	SH		SOLE		302,500		
FREESCALE SMCNDTR	COM	35687M107	$95,150	2,500,000	SH		SOLE		2,500,000		
GOLD KIST INC	COM	380614107	$4,762	228,500	SH		SOLE		228,500		
HCA INC	COM	404119109	$99,780	2,000,000	SH		SOLE		2,000,000		
INCO LTD	COM	453258402	$114,335	1,500,000	SH		SOLE		1,500,000		
KANBAY INTL INC	COM	48369P207	$2,885	140,345	SH		SOLE		140,345		
MSYSTEMS LTD	SHS	M7061C100	$20,120	500,000	SH		SOLE		500,000		
NOVAGOLD RES INC	COM	66987E206	$9,632	613,900	SH		SOLE		613,900		
OPEN SOLUTIONS INC	COM	68371P102	$4,598	159,613	SH		SOLE		159,613		
PREMIUM STD FARMS	COM	74060C105	$4,763	250,000	SH		SOLE		250,000		
SYMBOL TECHNLGIES	COM	871508107	$45,030	3,030,294	SH		SOLE		3,030,294		
UNIVISION COMM	CL A	914906102	$206,040	6,000,000	SH		SOLE		6,000,000		

END

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